Fair Value Measurements (Details 1) - Warrant liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair value		$ 1,344
Increase in liability	1,332
Changes in the fair value	12	200
Fair value at August 18, 2017	$ 1,344	1,544
Transfer to permanent equity		(1,544)
Fair value